Commitments and Contingencies - Additional Information - Legal Proceedings and Claims - STX Offshore & Shipbuilding Co. (Details) DWT in Thousands		1 Months Ended		2 Months Ended	3 Months Ended
	Feb. 15, 2016 USD ($) vessel	Mar. 31, 2016 USD ($)	Apr. 30, 2013 subsidiary vessel DWT	Nov. 30, 2013 vessel	Nov. 30, 2013 vessel	Dec. 31, 2016 USD ($)	Nov. 30, 2014 USD ($)
Loss Contingencies [Line Items]
Number of vessels | vessel					5
STX [Member]
Loss Contingencies [Line Items]
Number of special purpose subsidiary companies under agreement | subsidiary			4
Weight capacity in dead-weight tonne | DWT			113
Litigation settlement amount | $	$ 32,400,000
Refund of cash deposit held in escrow | $		$ 600,000
Receivable recorded | $						$ 0
STX [Member] | Cash and Cash Equivalents [Member]
Loss Contingencies [Line Items]
Amount of escrow account placed | $							$ 600,000
STX [Member] | Orders to Construct Newbuildings [Member]
Loss Contingencies [Line Items]
Number of vessels | vessel	4
STX [Member] | Additional Order Option Maximum [Member]
Loss Contingencies [Line Items]
Number of vessels | vessel			12
STX [Member] | Option To Order Exercised [Member]
Loss Contingencies [Line Items]
Number of vessels | vessel				8